Purchased services and licenses	12 Months Ended
Dec. 31, 2022
Purchased services and licenses
Purchased services and licenses

6. Purchased services and licenses

	Years Ended December 31,
in €‘000	2020	2021	2022
Non-capitalized licenses and sports rights	46,804	48,324	42,259
Production costs	9,880	17,188	40,249
Data journalist and freelancer fees	15,728	16,225	23,650
Ads costs and operational fees	4,147	9,861	27,665
Variable service fees	4,016	6,829	10,058
Sales agents	1,786	3,924	2,987
Consultancy fees	1,316	9,930	19,426
Optima platform and consultancy fees	2,605	2,370	1,381
Cost of materials and goods	—	213	3,207
Other costs	3,025	4,562	5,115
Total	89,307	119,426	175,997